Risk management (Details 7) $ in Millions	12 Months Ended
Dec. 31, 2017 COP ($)
Increase in floating interest (+100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial expenses)	$ (66,120)
Financial liabilities (Financial income)	112,383
Plan assets (Other comprehensive income)	(171,031)
Decrease in floating interest (-100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial income)	66,120
Financial liabilities (Financial expenses)	(112,282)
Plan assets (Other comprehensive income)	$ 183,988